Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Derivative financial instruments
22.	Derivative financial instruments
The Group has entered into foreign currency forwards to sell US$ and buy RMB with maturities within one year.
The fair values of these foreign currency forwards are based on the present value of the estimated future cash flows by reference to forward exchange rates and other factors at the balance sheet date.